Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Balance nominated in USD	$ 57,653	$ 38,688
Balance nominated in NIS	35,034	25,197
Balance nominated in other currencies	13,256	19,177
Cash and cash equivalents	$ 105,943	$ 83,062